Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 215,021,250.00
Previously Paid Amount	13,810.00
Total Fee Amount	29,694.43
Total Offset Amount	0.00
Net Fee	$ 15,884.43
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A